Description of Business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
L3 Technologies, Inc. (L3 Technologies, Inc. and, together with its subsidiaries, referred to herein as L3 or the Company) is a prime contractor in Intelligence, Surveillance and Reconnaissance (ISR) systems, aircraft sustainment (including modifications and fleet management of special mission aircraft), simulation and training, night vision and image intensification equipment, and security and detection systems. L3 is also a leading provider of a broad range of communication, electronic and sensor systems used on military, homeland security and commercial platforms. The Company’s customers include the United States (U.S.) Department of Defense (DoD) and its prime contractors, U.S. Government intelligence agencies, the U.S. Department of Homeland Security (DHS), foreign governments, and domestic and foreign commercial customers.
In the third quarter of 2018, the Company completed a realignment of its business segments to maximize growth and improve its integration and collaboration across the enterprise. As a result of the realignment, L3’s structure consists of the following three reportable segments: (1) ISR Systems (ISRS), (2) Communication and Networked Systems (C&NS) and (3) Electronic Systems. The consolidated financial statements have been recast for this segment structure. Financial information with respect to each of L3's segments is included in Note 21.
ISRS: ISRS provides products and services for global ISR mission solutions from seabed to space and Command, Control and Communications (C3) markets, specializing in signals intelligence (SIGINT) and multi-intelligence platforms, including engineering, modernization and sustainment solutions for military and various government aircraft, ground support equipment and other platforms. These strategic and tactical products and services provide warfighters with the ability to detect, collect, identify, analyze and disseminate information from command centers, communication nodes and air defense systems for real-time situational awareness and response. Other major capabilities and mission solutions include space avionics and imaging payloads, Counter Unmanned Aircraft Systems mission solutions, cyber and electronic warfare, special mission command & control, modeling & simulation and life cycle support. ISRS sells these products and services primarily to the DoD and select foreign governments. The ISRS business areas are ISR Systems, Aircraft Systems, Airborne Sensor Systems, Space & Sensor Systems, Warrior Sensor Systems, MAS, Advanced Programs, Intelligence & Mission Systems, and Aerostructures.
C&NS: C&NS provides network and communication systems, secure communications products, radio frequency (RF) components, satellite communication terminals and space, microwave and telemetry products. These products include secure data links that are used to connect a variety of space, airborne, ground and sea-based communication systems and are used in transmission, processing, recording, monitoring and dissemination functions of these communication systems. Other major capabilities include integrated maritime mission solutions, directed energy, lightweight unmanned undersea vehicles and naval power delivery on submarines and surface ships. C&NS sells these products and services primarily to the DoD and select foreign governments. The C&NS business areas are Broadband Communication Systems, Naval Power Systems, Advanced Communications, Space & Power Systems and Maritime Sensor Systems.
Electronic Systems: Electronic Systems provides a broad range of products and services, including components, products, subsystems, systems and related services to military and commercial customers. These products and services serve niche markets, such as aircraft simulation and training, power and distribution, cockpit avionics, airport security and precision weapons. Electronic Systems sells these products and services primarily to the DoD and select foreign governments. The Electronic Systems business areas are Commercial Aviation Solutions, Precision Engagement Systems, Link Training & Simulation and Security & Detection Systems.
On October 16, 2017, the Company’s Board of Directors approved a plan to explore strategic alternatives to sell or otherwise divest the Vertex Aerospace business. The Company expects to complete a sale in 2018. The divestiture of the Vertex Aerospace business represents a strategic shift by the Company to exit the logistics solution and maintenance services business for military aircraft where the Company does not provide complex ISR systems integration and modification. The Vertex Aerospace business generated sales of $1.4 billion in 2017, $1.3 billion in 2016 and $1.2 billion in 2015. The assets and liabilities and results of operations of the Vertex Aerospace business are reported as discontinued operations for all periods presented.
On December 7, 2015, the Company entered into a definitive agreement to sell its National Security Solutions (NSS) segment to CACI International Inc. The transaction was completed on February 1, 2016. NSS provided cybersecurity solutions, high-performance computing, enterprise IT services, analytics and intelligence analysis to the DoD, U.S. Government intelligence agencies, federal civilian agencies and foreign governments. The results of operations of NSS are reported as discontinued operations for all periods presented.
All references made to financial data in this Annual Report on Form 10-K are to the Company’s continuing operations, unless specifically noted. See Note 3 for additional information.